Cornerstone
Ministries Investments, Inc.
2450 Atlanta Highway, Suite 904
Cumming, GA  30040

                                FOR EDGAR FILING


                                                                  March 28, 2006

Division of Corporation Finance
Securities and Exchange Commission
Washington, D.C. 20549

                Re: Cornerstone Ministries Investments, Inc., File No. 333-93475
                    Form 10-KSB for year ended December 31, 2005

Dear Commission:

     Attached is Form 10-KSB for filing by Cornerstone Ministries Investments, Inc. for its fiscal year ended December 31, 2005.

         Thank you.


                                        Sincerely,

                                  By: S/John T. Ottinger
                                      ----------------------
                                      John T. Ottinger
                                      Vice President and Chief Financial Officer